Share-Based Compensation - Summary of Common Share Award Activity (Detail) - RSL Common Share Award	12 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	587,824
Vested | shares	0
Forfeited | shares	0
Non-vested balance, ending | shares	587,824
Weighted Average Grant Date Fair Value, vested | $ / shares	$ 38.50
Weighted Average Grant Date Fair Value, vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 38.50